SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Oct. 31, 2021
Accounting Policies [Abstract]
Principles of consolidation

[a]	Principles of consolidation

These Financial Statements include the accounts of the Company and its wholly owned and controlled subsidiaries as described in note 2. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of the subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases. All inter-company transactions and balances have been eliminated upon consolidation.

Foreign currency

[b]	Foreign currency

Items included in the financial statements of each consolidated entity are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). Foreign currency transactions are translated into the functional currency using the prevailing exchange rates on the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency of an entity are recognized in the statements of loss and comprehensive loss.

Assets and liabilities of the Company and its subsidiary with a functional currency in Canadian dollars are translated at the period end rates of exchange, and the results of its operations are translated at average rates of exchange for the period. Equity transactions have been translated using historical rates in effect on the date that each transaction occurred. The resulting translation adjustments are included in accumulated other comprehensive income or loss as shareholders’ equity or deficit. Additionally, foreign exchange gains and losses related to certain intercompany loans that are permanent in nature are included in accumulated other comprehensive income or loss.

Cash and cash equivalents
[c]	Cash and cash equivalents
Cash and cash equivalents include highly liquid financial instruments that are readily convertible into cash with original maturities of three months or less.
Property, plant and equipment

[d]	Property, plant and equipment

Property, plant and equipment (“PP&E”) is carried at cost, less accumulated depreciation and accumulated impairment losses.

The cost of an item of PP&E consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at rates calculated to write off the cost of PP&E, less their estimated residual value. The depreciation rates and method applicable to each category of property, plant and equipment are as follows:

Class	Rate
Computer equipment	55% declining balance
Furniture	20% declining balance
Plant equipment	20% declining balance
Furnace	To be determined
Leasehold improvement	Term of lease
Right-of-use assets	Term of lease

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

An item of PP&E is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss in the consolidated statements of loss and comprehensive loss.

Where an item of PP&E comprises major components with different useful lives, the components are accounted for as separate items. Expenditures incurred to replace a component of an item of PP&E that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Reclamation deposits

[e]	Reclamation deposits

The Company maintains cash deposits, as required by regulatory bodies, as assurance for the funding of decommissioning costs. These funds are restricted to that purpose and are not available to the Company until the reclamation obligations have been fulfilled and are therefore classified as long-term assets.

Research and development

[f]	Research and development

Expenditures on research activities taken to develop a pyro metallurgical process to extract and recover magnesium metal from dolomite are expensed as incurred. Development expenditures are expensed in the period incurred.

Mineral property acquisition and exploration assets

[g]	Mineral property acquisition and exploration assets

Mineral property acquisition costs are capitalized when incurred. Acquisition costs include cash consideration and the fair market value of shares issued on the acquisition of mineral property claims.

Costs related to the development of mineral reserves are capitalized when it has been determined an ore body can be economically developed. The development stage begins when an ore body is determined to be economically recoverable based on proven and probable reserves and appropriate permits are in place, and ends when the production stage or exploitation of reserves begins. Major mine development expenditures are capitalized, including primary development costs such as costs of building access ways, tailings impoundment, development of water supply and infrastructure developments.

Exploration costs include those relating to activities carried out (a) in search of previously unidentified mineral deposits, or (b) at undeveloped concessions. Pre-development activities involve costs incurred in the exploration stage that may ultimately benefit production that are expensed due to the lack of evidence of economic development, which is necessary to demonstrate future recoverability of these expenses. Secondary development costs are incurred for preparation of an ore body for production in a specific ore block or work area, providing a relatively short-lived benefit only to the mine area they relate to, and not to the ore body as a whole. All exploration costs have been expensed.

Once production has commenced, capitalized costs will be depleted using the units-of-production method over the estimated life of the proven and probable reserves. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to the consolidated statements of loss and comprehensive loss in that period.

The carrying cost of mineral properties is assessed for impairment whenever information or circumstances indicate the potential for impairment. Such evaluations compare estimated future net cash flows with carrying costs and future obligations on an undiscounted basis. If it is determined that the future undiscounted cash flows are less than the carrying value of the property, a write down to the estimated fair value is charged to the consolidated statements of loss and comprehensive loss for the period. Where estimates of future net cash flows are not available and where other conditions suggest impairment, management assesses if the carrying value can be recovered.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

Management conducted an impairment test on its mineral properties for recoverability and impairment loss during the years ended October 31, 2021 and 2020 and determined that its mineral properties were not impaired.

For significant development projects, interest is capitalized as part of the historical cost of developing and constructing assets in accordance with ASC 835-20. Interest is capitalized until the asset is ready for service. Capitalized interest is determined by multiplying the Company’s weighted-average borrowing cost on general debt by the average amount of qualifying costs incurred. Once an asset subject to interest capitalization is completed and placed in service, the associated capitalized interest is expensed through depletion or impairment.

Impairment of non-financial assets

[h]	Impairment of non-financial assets

Non-financial assets are evaluated at the end of each reporting period by management for indicators that carrying value is impaired and may not be recoverable. When indicators of impairment are present, non-financial assets are tested for impairment as an individual asset, as part of an asset group or at the reporting unit (“RU”) level. An asset group is the lowest level for which there are identifiable cash flows (i.e. both cash inflows and cash outflows) that are largely independent of the net cash flows of other groups of assets. An RU is an operating segment or one level below an operating segment if certain conditions are met. Impairment tests for non-financial assets subject to depreciation or amortization are applied to individual assets if possible. If this is not possible, then these assets are tested for impairment at the asset group level.

An impairment loss is triggered for non-financial assets only if the asset’s, or asset group’s, carrying amount exceeds its recoverable amount (i.e. the carrying amount is greater than the undiscounted cash flows of the asset or asset group). If the carrying amount is not recoverable, then the impairment loss is the difference between the carrying amount of the asset (asset group) and the fair value of the asset (asset group). An impairment loss for an asset group is allocated pro rata to the non-financial assets in the asset group. Impairment losses are recognized in the consolidated statements of loss and comprehensive loss and are not reversed.

Income taxes

[i]	Income taxes

The Company accounts for income taxes using the asset and liability method. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

The Company has adopted the provisions of FASB ASC 740 “Income Taxes” regarding accounting for uncertainty in income taxes. The Company initially recognizes tax positions in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Application requires numerous estimates based on available information. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, and its recognized tax positions and tax benefits may not accurately anticipate actual outcomes. As additional information is obtained, there may be a need to periodically adjust the recognized tax positions and tax benefits.

These periodic adjustments may have a material impact on the consolidated statements of loss and comprehensive loss. When applicable, the Company classifies penalties and interest associated with uncertain tax positions as a component of income tax expense in its consolidated statements of loss and comprehensive loss.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

Loss per share

[j]	Loss per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing profit or loss attributable to ordinary equity holders (numerator) by the weighted average number of ordinary shares outstanding (denominator) during the period. The denominator is calculated by adjusting the shares issued at the beginning of the period by the number of shares bought back during the period, multiplied by a time-weighting factor.

Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential units. The effects of anti-dilutive options and potential units are ignored in calculating diluted EPS. All options and potential units are considered anti-dilutive when the Company is in a loss position.

Share-based payments

[k]	Share-based payments

The Company has an equity-settled share purchase stock option plan that is described in note 14. Share-based payments to employees are measured at the fair value of the instruments issued at the grant date using the Black-Scholes Option Pricing Model, and are expensed over the vesting period, which is the period over which all of the specific vesting conditions are satisfied. For awards with graded vesting, the fair value of each tranche is recognized over its respective vesting period.

The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity-based instruments. The cost of the stock-based payments to non-employees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of stock options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. The fair value of all stock options is expensed over their vesting period with a corresponding increase to additional paid-in capital.

Compensation costs for stock-based payments that do not include performance conditions are recognized on a straight-line basis. Compensation cost associated with a share-based award having a performance condition is only recognized over the requisite service period if it is probable. Share-based awards with a performance condition are accrued on an award by award basis.

The share-based compensation fair value is determined using an estimated forfeiture rate. Compensation ultimately recognized is revised in subsequent periods to reflect final grant amounts. For employees and consultants who are working on specific capital projects, the share-based compensation is allocated to projects under development. For the remainder of employees and consultants, the compensation is expensed.

Decommissioning liabilities

[l]	Decommissioning liabilities

The Company records a liability for the reclamation of its exploration and evaluation interests based on the best estimate of costs for site closure and reclamation activities that the Company is legally or constructively required to remediate, and the liability is recognized at the time the environmental disturbance occurs. The resulting costs are capitalized to the corresponding asset. The fair value of the provision for closure and reclamation liabilities is estimated using expected cash flows, based on engineering and environmental reports prepared by third party industry specialists, discounted at a pre-tax rate specific to the liability. The capitalized amount is amortized on the same basis as the related asset. The liability is adjusted for accretion of the discounted obligation and any changes in the amount or timing of the underlying future cash flows. Significant judgments and estimates are involved in forming expectations of the amount and timing of future site closure and reclamation cash flows. Future restoration costs are reviewed annually and any changes in the estimate are reflected in the present value of the provision at the reporting date.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

Share capital

[m]	Share capital

The Company records proceeds from share issuances net of issuance costs. Shares issued for consideration other than cash are valued at the quoted price on the date the shares are issued.

Financial instruments

[n]	Financial instruments

The Company’s classification of its financial instruments is as follows:

Asset or Liability	Classification
Cash	Held-for-trading
Amounts receivable	Amortized cost
Accounts payable	Amortized cost
Due to related parties	Amortized cost
Promissory note and convertible debenture	Amortized cost
Derivative liability	Fair value through profit and loss (“FVTPL”)

The fair value hierarchy under US GAAP is based on the following three levels of inputs, of which the first two are considered observable and the last unobservable:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Observable inputs other than Level I, quoted prices for similar assets or liabilities in active prices whose inputs are observable or whose significant value drivers are observable; and

Level 3: Assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s derivative liability is based on Level 3 inputs in the ASC 820 fair value hierarchy. .

Derivative Liabilities

The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market at each balance sheet date and recorded as a liability and the change in fair value is recorded in the consolidated statements of loss and comprehensive loss. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Derivative instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not settlement of the derivative instrument is expected within 12 months of the balance sheet date.

The Company uses the Black-Scholes Option Pricing Model to value derivative liabilities. This model uses Level 3 inputs in the fair value hierarchy established by ASC 820 Fair Value Measurement.